Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings.
Borrowings

17.Borrowings

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Current borrowings	72,953	782,978
Current borrowings included in liabilities relating to assets classified as held for sale	—	(10,000)
Current borrowings per balance sheet	72,953	772,978
Non-current borrowings	681,821	51,067
	754,774	824,045

As of December 31, 2024, the interest rates of current borrowings, repayable within one year or on demand, ranged from 4.2% to 6.2% (2023: 3.5% to 15.0%) per annum.

As of December 31, 2024, the interest rate of non-current borrowings was 3% (2023: ranging from 4.2% to 5.5%) per annum.

The Group’s borrowings were primarily denominated in RMB.

During the year ended December 31, 2024, the Group obtained new borrowing facilities amounting to RMB125.0 million (2023: RMB380.3 million). The Group’s borrowings were mostly repayable in June 2025, partially in January, February and December 2025 and October 2027, some of which were guaranteed by Newlink and its two subsidiaries.